11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Jan. 31, 2019
Notes
11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

11.   SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	2019	2018	2017

Non-cash transactions were as follows:
deferred exploration expense recorded
as accounts payable	$ -	$ 4,132	$ 9,260
as owing to related parties	$ -	$ -	$ 4,000